Note 4 - Acquisitions (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Business Combination, Goodwill, Expected Tax Deductible, Amount	$ 4,995	$ 37,266
Business Combination, Deferred Consideration	23,356	3,788
Customer Lists and Relationships [Member]
Finite life	64,869
Investment Management Contracts [Member]
Finite life	$ 74,826
The 2025 Acquisitions [Member]
Business Combination, Number of Businesses Acquired	11
Finite life	$ 163,486
The 2025 Acquisitions [Member] | Real Estate Services [Member]
Business Combination, Number of Businesses Acquired	3
The 2025 Acquisitions [Member] | Engineering [Member]
Business Combination, Number of Businesses Acquired	7
The 2025 Acquisitions [Member] | Investment Management [Member]
Business Combination, Number of Businesses Acquired	1
All Acquisitions [Member]
Business Combination, Contingent Consideration, Liability	$ 8,533	36,695
Business Combination, Contingent Consideration, Range of Outcomes, Minimum, Amount	81,127
Business Combination, Contingent Consideration, Range of Outcomes, Maximum, Amount	346,843
Contingent Consideration Paid	33,425	3,468
All Acquisitions [Member] | Contingent Consideration, Compensation Element [Member]
Business Combination, Contingent Consideration, Liability	$ 33,259	$ 44,280